CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
Net income (loss)	$ 4,659,000		$ (17,000)		$ 5,953,000		$ (44,000)
Other comprehensive income (loss), net of tax:
Change in the value of designated cash flow hedges	(849,000)	[1]		[1]	(565,000)	[1]		[1]
Total other comprehensive income (loss), net of tax	(849,000)				(565,000)
Comprehensive income (loss)	$ 3,810,000		$ (17,000)		$ 5,388,000		$ (44,000)

[1]	Because the associated derivative financial instruments are held in an entity that is not subject to income tax, there is no income tax on the change in the value of the designated cash flow hedges.